Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Resources Portfolio

November 30, 2020

NAT-QTLY-0121
1.810716.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Construction Materials - 2.1%
Construction Materials - 2.1%
Eagle Materials, Inc.	37,800	$3,439,422
Summit Materials, Inc. (a)	87,600	1,664,400
		5,103,822
Containers & Packaging - 14.5%
Metal & Glass Containers - 8.0%
Aptargroup, Inc.	46,100	5,823,352
Crown Holdings, Inc. (a)	144,400	13,609,700
		19,433,052
Paper Packaging - 6.5%
Avery Dennison Corp.	64,000	9,557,760
Graphic Packaging Holding Co.	110,100	1,686,732
Packaging Corp. of America	34,400	4,472,000
		15,716,492

TOTAL CONTAINERS & PACKAGING		35,149,544

Energy Equipment & Services - 3.8%
Oil & Gas Drilling - 0.2%
Odfjell Drilling Ltd. (a)	194,500	321,333
Shelf Drilling Ltd. (a)(b)	790,300	240,607
		561,940
Oil & Gas Equipment & Services - 3.6%
Baker Hughes Co. Class A	350,400	6,559,488
Dril-Quip, Inc. (a)	27,225	773,735
RigNet, Inc. (a)	249,730	1,343,547
		8,676,770

TOTAL ENERGY EQUIPMENT & SERVICES		9,238,710

Metals & Mining - 16.1%
Gold - 16.1%
Agnico Eagle Mines Ltd. (Canada)	185,500	12,156,699
Barrick Gold Corp.	608,832	14,088,372
Franco-Nevada Corp.	94,300	12,552,276
		38,797,347
Oil, Gas & Consumable Fuels - 61.5%
Coal & Consumable Fuels - 0.3%
Pinnacle Renewable Energy, Inc. (c)	136,200	872,553
Integrated Oil & Gas - 17.3%
Cenovus Energy, Inc. (Canada)	2,537,400	12,582,472
Chevron Corp.	242,498	21,140,975
Suncor Energy, Inc.	505,100	8,078,022
		41,801,469
Oil & Gas Exploration & Production - 22.8%
Brigham Minerals, Inc. Class A	177,873	1,853,437
Cabot Oil & Gas Corp.	101,000	1,769,520
Canadian Natural Resources Ltd.	399,500	9,114,642
Centennial Resource Development, Inc. Class A (a)(c)	270,200	318,836
ConocoPhillips Co.	242,400	9,589,344
Crescent Point Energy Corp.	278,700	500,016
Diamondback Energy, Inc.	83,900	3,352,644
EQT Corp.	131,900	1,962,672
Hess Corp.	78,700	3,713,066
Kosmos Energy Ltd.	268,400	472,384
Magnolia Oil & Gas Corp. Class A (a)	795,000	4,968,750
Parsley Energy, Inc. Class A	468,900	5,875,317
PDC Energy, Inc. (a)	108,000	1,805,760
Pioneer Natural Resources Co.	82,200	8,267,676
PrairieSky Royalty Ltd.	63,938	507,585
Viper Energy Partners LP (c)	97,200	1,088,640
		55,160,289
Oil & Gas Refining & Marketing - 7.3%
Delek U.S. Holdings, Inc.	160,804	2,137,085
Marathon Petroleum Corp.	38,898	1,512,354
Phillips 66 Co.	72,916	4,417,251
Reliance Industries Ltd.	103,986	2,691,002
Reliance Industries Ltd.	6,932	97,751
Valero Energy Corp.	126,400	6,796,528
		17,651,971
Oil& Gas Storage & Transport - 13.8%
Cheniere Energy, Inc. (a)	172,900	9,801,701
Enbridge, Inc.	25,300	790,150
Enterprise Products Partners LP	323,400	6,273,960
Golar LNG Ltd. (a)	111,500	1,014,650
Noble Midstream Partners LP	189,777	1,808,575
TC Energy Corp.	32,200	1,416,483
The Williams Companies, Inc.	585,600	12,285,888
		33,391,407

TOTAL OIL, GAS & CONSUMABLE FUELS		148,877,689

Paper & Forest Products - 0.8%
Forest Products - 0.8%
Western Forest Products, Inc. (c)	2,623,600	1,939,367
TOTAL COMMON STOCKS
(Cost $281,854,062)		239,106,479

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.09% (d)	3,034,590	3,035,197
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	1,662,483	1,662,650
TOTAL MONEY MARKET FUNDS
(Cost $4,697,847)		4,697,847
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $286,551,909)		243,804,326
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,648,138)
NET ASSETS - 100%		$242,156,188

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,607 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,833
Fidelity Securities Lending Cash Central Fund	10,795
Total	$13,628

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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